Basis of preparation	6 Months Ended
Jun. 30, 2025
Basis Of Preparation
Basis of preparation

1.	Basis of preparation

The unaudited interim consolidated financial information for the six months ended June 30, 2025 has been prepared following the recognition and measurement principles of the International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively IFRS) issued by the International Accounting Standards Board (IASB), and as adopted by the UK and in accordance with International Accounting Standard 34 Interim Financial Reporting (‘IAS 34’). The interim consolidated financial information does not include all the information and disclosures required in the annual financial information and should be read in conjunction with the audited financial statements for the year ended December 31, 2024.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting periods.

Book values approximate to fair value at June 30, 2025, June 30, 2024 and 31 December 31, 2024.

The condensed interim financial information contained in this interim statement does not constitute statutory financial statements as defined by section 434(3) of the Companies Act 2006. The condensed interim financial information has not been audited. The comparative financial information for the six months ended June 30, 2024 and the year ended December 31, 2024 in this interim financial information does not constitute statutory financial statements for that period or year. The statutory financial statements for December 31, 2024 have been delivered to the UK Registrar of Companies. The auditor’s report on those accounts was unqualified and did not contain a statement under section 498(2) or 498(3) of the Companies Act 2006. The auditor’s report did draw attention to a material uncertainty related to going concern and the requirement, as of the date of the report, for additional funding to be raised by the Company by the fourth quarter of 2025.

Biodexa Pharmaceutical’s annual reports may be downloaded from the Company’s website at https://biodexapharma.com/investors/financial-reports-and-presentations/#financial-reports or a copy may be obtained from 1 Caspian Point, Caspian Way, Cardiff CF10 4DQ.

Going Concern – material uncertainty

Biodexa has experienced net losses and significant cash outflows from cash used in operating activities over the past years as it develops its portfolio. For the six months to June 30, 2025, the Group incurred a consolidated loss from operations of £3.81million (1H24: loss £3.31 million) and negative cash flows from operating activities of £3.30 million (1H24 £4.81 million). As of June 30, 2025, the Group had accumulated deficit of £154.13 million.

The Group’s future viability is dependent on its ability to raise cash from financing activities to finance its development plans until commercialisation, generate cash from operating activities and to successfully obtain regulatory approval to allow marketing of its development products. The Group’s failure to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies.

The Directors believe there are adequate options and time available to secure additional financing for the Group and after considering the uncertainties, the Directors consider it is appropriate to continue to adopt the going concern basis in preparing these financial statements. The Group's consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As at June 30, 2025, the Group had cash and cash equivalents of £4.04 million. The Directors have prepared cash flow forecasts and considered the cash flow requirement for the Group for the next three years including the period 12 months from the date of approval of this interim financial information. These forecasts show that further financing will be required before the second quarter of 2026 assuming, inter alia, that certain development programs and other operating activities continue as currently planned. Provided certain conditions are met, including the price of the Company’s ADSs quoted on NASDAQ being above $1.00, the Company may direct C/M to purchase ADSs and receive proceeds in accordance with a formula price for up to 36 months from January 2025. There is no guarantee that the Company will be able to use the ELOC to the extent necessary to finance the Company’s operations.

In the Directors’ opinion, the environment for financing of small and micro-cap biotech companies remains challenging. While this may present acquisition and/or merger opportunities with other companies with limited or no access to financing, as noted above, any attendant financings by Biodexa are likely to be dilutive. The Directors continue to evaluate financing options, including those connected to acquisitions and/or mergers, potentially available to the Group. Any alternatives considered are contingent upon the agreement of counterparties and accordingly, there can be no assurance that any of alternative courses of action to finance the Company would be successful.

This requirement for additional financing in the short term represents a material uncertainty that may cast significant doubt upon the Group’s ability to continue as a going concern. Should it become evident in the future that there are no realistic financing options available to the Group which are actionable before its cash resources run out then the Group will no longer be a going concern. In such circumstances, we would no longer be able to prepare financial statements under paragraph 25 of IAS 1. Instead, the financial statements would be prepared on a liquidation basis and assets would be stated at net realizable value and all liabilities would be accelerated to current liabilities.